Note 14 - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Continuing Operations [Member]
Deferred
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 7,634,360	$ 4,425,551	$ 3,601,792
Federal	(6,521,134)	(3,694,966)	(2,994,771)
State	(1,150,789)	(652,053)	(528,489)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	16,145,402	11,049,207
Total deferred	(37,562)	78,532	78,531
Provision for income taxes	$ (37,562)	$ 78,532	$ 78,531